MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2008-2

Collection Period						12/01/08-12/31/08
Determination Date						01/09/2009
Distribution Date						01/15/2009

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$453,076,863.99
2	.	Collections allocable to Principal				$12,417,590.72
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$568,929.46
5	.	Pool Balance on the close of the last day of the related Collection Period				$440,090,343.81
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$525,000,917.92

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$31,546,865.53		$18,897,994.87
		b.	Class A-2a Note Balance	$137,000,000.00		$137,000,000.00
		c.	Class A-2b Floating Rate Note Balance	$50,000,000.00		$50,000,000.00
		d.	Class A-3a Note Balance	$49,000,000.00		$49,000,000.00
		e.	Class A-3b Floating Rate Note Balance	$48,000,000.00		$48,000,000.00
		f.	Class A-4a Note Balance	$20,000,000.00		$20,000,000.00
		g.	Class A-4b Floating Rate Note Balance	$59,800,000.00		$59,800,000.00
		h.	Class B Note Balance	$15,770,000.00		$15,770,000.00
		i.	Class C Note Balance	$14,430,000.00		$14,430,000.00
		j.	Class D Note Balance	$15,750,000.00		$15,750,000.00
		k.	Note Balance (sum a - j)	$441,296,865.53		$428,647,994.87

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.2867897		0.1718000
		b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
		c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
		d.	Class A-3a Note Pool Factor	1.0000000		1.0000000
		e.	Class A-3b Floating Rate Note Pool Factor	1.0000000		1.0000000
		f.	Class A-4a Note Pool Factor	1.0000000		1.0000000
		g.	Class A-4b Floating Rate Note Pool Factor	1.0000000		1.0000000
		h.	Class B Note Pool Factor	1.0000000		1.0000000
		i.	Class C Note Pool Factor	1.0000000		1.0000000
		j.	Class D Note Pool Factor	1.0000000		1.0000000
		k.	Note Pool Factor	0.8490560		0.8247196

9	.	Overcollateralization Target Amount				$11,442,348.94
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$11,442,348.94

11	.	Weighted Average Coupon			%	9.97%
12	.	Weighted Average Original Term			months	63.65
13	.	Weighted Average Remaining Term			months	53.67

14	.	1-Month LIBOR for the accrual period ending 01/15/09				1.19500%
15	.	Note Rate applicable to the Class A-2b notes for the accrual period ending 01/15/09				2.09500%
16	.	Note Rate applicable to the Class A-3b notes for the accrual period ending 01/15/09				2.59500%
17	.	Note Rate applicable to the Class A-4b notes for the accrual period ending 01/15/09				2.84500%

Collections

18	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$3,792,943.63
		b.	Liquidation Proceeds allocable to Finance Charge			$40.46
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$3,792,984.09

19	.	Principal:
		a.	Collections allocable to Principal			$12,417,590.72
		b.	Liquidation Proceeds allocable to Principal			$82,575.32
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$12,500,166.04

20	.	Total Finance Charge and Principal Collections (18d+ 19d)				$16,293,150.13
21	.	Interest Income from Collection Account				$8,694.21
22	.	Simple Interest Advances				$0.00
23	.	Net Swap Receipts				$0.00
24	.	Swap Termination Payment Amounts received from Swap Counterparty				$0.00
25	.	Available Collections (Ln20 + 21 + 22 + 23 + 24)				$16,301,844.34

Available Funds

26	.	Available Collections		$16,301,844.34
27	.	Reserve Account Draw Amount		$0.00
28	.	Available Funds		$16,301,844.34

Application of Available Funds

29	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$377,564.05
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$377,564.05
		d.	Shortfall Amount (a + b - c)	$0.00

30	.	Unreimbursed Servicer Advances		$0.00

31	.	Monthly Net Swap Payment Amount		$312,610.25

32	.	Senior Swap Termination Payment Amount		$0.00

33	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$79,383.96
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$79,383.96

		e.	Class A-2a Monthly Interest	$463,516.67
		f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		h.	Total Class A-2a Note Interest (sum e-g)	$463,516.67

		i.	Class A-2b Monthly Interest	$90,201.39
		j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		l.	Total Class A-2b Note Interest (sum i-k)	$90,201.39

		m.	Class A-3a Monthly Interest	$203,758.33
		n.	Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		p.	Total Class A-3a Note Interest (sum m-o)	$203,758.33

		q.	Class A-3b Monthly Interest	$107,260.00
		r.	Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		s.	Interest Due on Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		t.	Total Class A-3b Note Interest (sum q-s)	$107,260.00

		u.	Class A-4a Monthly Interest	$92,666.67
		v.	Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		w.	Interest Due on Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		x.	Total Class A-4a Note Interest (sum u - w)	$92,666.67

		y.	Class A-4b Monthly Interest	$146,501.69
		z.	Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		aa.	Interest Due on Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		ab.	Total Class A-4b Note Interest (sum y - aa)	$146,501.69

34	.	Priority Principal Distributable Amount		$0.00

35	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$91,728.83
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$91,728.83

36	.	Secondary Principal Distributable Amount		$0.00

37	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$95,598.75
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$95,598.75

38	.	Tertiary Principal Distributable Amount		$0.00

39	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$129,675.00
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a - c)	$129,675.00

40	.	Quaternary Principal Distributable Amount		$1,206,521.72

41	.	Required Payment Amount (Ln 29 + (sum of Ln 33 through Ln 40))		$3,396,987.31

42	.	Reserve Account Deficiency		$0.00

43	.	Regular Principal Distributable Amount	$11,442,348.94

44	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any	$0.00

45	.	Subordinate Swap Termination Payment Amount	$0.00

Collection Account Activity

46	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$3,792,984.09
		b.	Total Daily Deposits of Principal Collections	$12,500,166.04
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$8,694.21
		e.	Net Swap Receipt	$0.00
		f.	Swap Termination Payment Amounts received from Swap Counterparty	$0.00
		g.	Total Deposits to Collection Account (sum a - f)	$16,301,844.34

47	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$377,564.05
		b.	Monthly Net Swap Payment Amount	$312,610.25
		c.	Swap Termination Payment Amounts owed to Swap Counterparty	$0.00
		d.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,149,161.95
		e.	Deposit to Reserve Account	$0.00
		f.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,462,508.09
		g.	Total Withdrawals from Collection Account (sum a - f)	$16,301,844.34

Note Payment Account Activity

48	.	Deposits
		a.	Class A-1 Interest Distribution	$79,383.96
		b.	Class A-2a Interest Distribution	$463,516.67
		c.	Class A-2b Interest Distribution	$90,201.39
		d.	Class A-3a Interest Distribution	$203,758.33
		e.	Class A-3b Interest Distribution	$107,260.00
		f.	Class A-4a Interest Distribution	$92,666.67
		g.	Class A-4b Interest Distribution	$146,501.69
		h.	Class B Interest Distribution	$91,728.83
		i.	Class C Interest Distribution	$95,598.75
		j.	Class D Interest Distribution	$129,675.00

		k.	Class A-1 Principal Distribution	$12,648,870.66
		l.	Class A-2a Principal Distribution	$0.00
		m.	Class A-2b Principal Distribution	$0.00
		n.	Class A-3a Principal Distribution	$0.00
		o.	Class A-3b Principal Distribution	$0.00
		p.	Class A-4a Principal Distribution	$0.00
		q.	Class A-4b Principal Distribution	$0.00
		r.	Class B Principal Distribution	$0.00
		s.	Class C Principal Distribution	$0.00
		t.	Class D Principal Distribution	$0.00
		u.	Total Deposits to Note Payment Account (sum a - t)	$14,149,161.95

49	.	Withdrawals
		a.	Class A-1 Distribution	$12,728,254.62
		b.	Class A-2a Distribution	$463,516.67
		c.	Class A-2b Distribution	$90,201.39
		d.	Class A-3a Distribution	$203,758.33
		e.	Class A-3b Distribution	$107,260.00
		f.	Class A-4a Distribution	$92,666.67
		g.	Class A-4b Distribution	$146,501.69
		h.	Class B Distribution	$91,728.83
		i.	Class C Distribution	$95,598.75
		j.	Class D Distribution	$129,675.00
		k.	Total Withdrawals from Note Payment Account (sum a - j)	$14,149,161.95

Certificate Payment Account Activity

50	.	Deposits
		a.	Excess Collections	$1,462,508.09
		b.	Reserve Account surplus (Ln 60)	$1,717.63
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,464,225.72

51	.	Withdrawals
		a.	Certificateholder Distribution	$1,464,225.72
		b.	Total Withdrawals from Certificate Payment Account	$1,464,225.72

Required Reserve Account Amount

52	.	Lesser of: (a or b)
		a.	$2,625,000.00	$2,625,000.00
		b.	Note Balance	$428,647,994.87

53	.	Required Reserve Account Amount		$2,625,000.00

Reserve Account Reconciliation

54	.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.00
55	.	Investment Earnings	$1,717.63
56	.	Reserve Account Draw Amount	$0.00
57	.	Reserve Account Amount (Ln 54+ Ln 55- Ln 56)	$2,626,717.63
58	.	Deposit from Available Funds (Ln 47e)	$0.00
59	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
		c.	the Swap Counterparty for the payment of any unfunded Subordinate Swap Termination Payment Amount	$0.00
60	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded amounts described in Ln 59 exist	$1,717.63
61	.	Ending Balance (Ln57 + Ln58 - Ln59 - Ln60)		$2,625,000.00
62	.	Reserve Account Deficiency (Ln53 - Ln61)		$0.00

Instructions to the Trustee

63	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
64	.	Amount to be paid to Servicer from the Collection Account			$377,564.05
65	.	Amount to be paid to the Swap Counterparty from the Collection Account			$312,610.25
66	.	Amount to be deposited from the Collection Account into the Note Payment Account			$14,149,161.95
67	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,462,508.09
68	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
69	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$1,717.63
70	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$12,728,254.62
71	.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account			$463,516.67
72	.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account			$90,201.39
73	.	Amount to be paid to Class A-3a Noteholders from the Note Payment Account			$203,758.33
74	.	Amount to be paid to Class A-3b Noteholders from the Note Payment Account			$107,260.00
75	.	Amount to be paid to Class A-4a Noteholders from the Note Payment Account			$92,666.67
76	.	Amount to be paid to Class A-4b Noteholders from the Note Payment Account			$146,501.69
77	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$91,728.83
78	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$95,598.75
79	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$129,675.00
80	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$1,464,225.72

Net Loss and Delinquency Activity

81	.	Net Losses with respect to preceding Collection Period			$486,313.68
82	.	Cumulative Net Losses			$1,786,810.41
83	.	Cumulative Net Loss Percentage			0.3403%

84	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	563	$7,712,897.36
		b.	61 to 90 days past due	165	$2,308,243.03
		c.	91 or more days past due	104	$1,590,985.46
		d.	Total (sum a - c)	832	11,612,125.85

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2009.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer